SWANK, INC.
656 JOSEPH WARNER BOULEVARD
TAUNTON, MASSACHUSETTS 02780

July 15, 2010

VIA EDGAR

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Re:           Swank, Inc. (the "Company"): Definitive Proxy Materials

Ladies and Gentlemen:

We have enclosed for filing one copy of (i) a Schedule 14A--Information Required in Proxy Statement and (ii) the Company's definitive proxy card and proxy statement relating to the 2010 Annual Meeting of Stockholders of the Company scheduled to be held on August 19, 2010.  The Company anticipates mailing copies of the proxy card and proxy statement on or about July 16, 2010.

Very truly yours,

SWANK, INC.

By:	/s/ Jerold R. Kassner
Jerold R. Kassner, Executive Vice President
and Chief Financial Officer